SUPPLEMENT Dated April 30, 2008
To The Prospectus Dated April 28, 2008

For ING GoldenSelect Premium Plus
Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the current prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

1.	Under “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit
(“ING LifePay Plus”) Rider, please note the following revisions:

	a.	Replace the first paragraph of “ING LifePay Plus Base – 7% Compounding Step-Up” with:

7% Compounding Step-Up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: The current ING LifePay Plus Base; The current Contract value
(excluding any premium credits applied during the preceding 36 months); and The ING LifePay Plus
Base on the previous contract anniversary, increased by 7%, plus any premiums received (excluding any applicable premium credits) and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 7% Compounding Step-Up.

b.	Replace the first sentence of second paragraph of “Death of Owner or Annuitant – ING
LifePay Plus Death Benefit Base” with:

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums (excluding any applicable premium credits) and subject to any withdrawal adjustments.

2.	Under “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit
(“ING Joint LifePay Plus”) Rider, please note the following revisions:

	a.	Replace the first paragraph of “ING LifePay Plus Base – 7% Compounding Step-Up” with:

7% Compounding Step-Up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: The current ING LifePay Plus Base; The current Contract value
(excluding any premium credits applied during the preceding 36 months); and The ING LifePay Plus
Base on the previous contract anniversary, increased by 7%, plus any premiums received (excluding any applicable premium credits) and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 7% Compounding Step-Up.

Premium Plus	1	04/30/2008

b.	Replace the table of Maximum Annual Withdrawal Percentages under “ING LifePay Plus Base – Maximum Annual Withdrawal” with:

Ages

4%	59½ to 64

5%	65 to 69

6%	70 to 79

7%	80+

c.	Replace the first sentence of the second paragraph of “Death of Owner or Annuitant – ING LifePay Plus Death Benefit Base” with:

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums (excluding any applicable premium credits) and subject to any withdrawal adjustments.

3.	Under “Other Contract Provisions – Selling the Contract,” please replace the list of the top 25 selling firms with the following:

The following is a list of the top 25 selling firms that, during 2007, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	LPL Financial Corporation	14.	Wells Fargo Investments, LLC
2.	ING Financial Partners, Inc.	15.	Raymond James Financial Services, Inc.
3.	Citigroup Global Markets, Inc.	16.	ING Financial Advisers, LLC
4.	ING Financial Partners, Inc. - CAREER	17.	Chase Investment Services Corporation
5.	Morgan Stanley & Co. Incorporated	18.	Woodbury Financial Services Inc.
6.	PrimeVest Financial Services, Inc.	19.	Morgan Keegan and Company Inc.
7.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20.	Royal Alliance Associates, Inc.
8.	UBS Financial Services, Inc.	21.	Securities America, Inc.
9.	A. G. Edwards & Sons, Inc.	22.	National Planning Corporation
10.	Financial Network Investment Corporation	23.	Banc of America Investment Services Inc.
11.	Wachovia Securities, LLC	24.	Centaurus Financial Inc.
12.	Multi-Financial Securities Corporation	25.	MML Investors Services, Inc.
13.	Wachovia Securities, LLC – Bank

Premium Plus	2	04/30/2008